CASH, CASH EQUIVALENTS, AND MARKETABLE SECURITIES (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Securities, Available-for-sale, Fair Value to Amortized Cost [Abstract]
Cost Basis	$ 551,352	$ 448,638		$ 271,374
Unrealized Gains	153	25		1
Unrealized Losses	9	7		3
Fair Value	551,496	448,656		271,372
Operating bank accounts	469,365	405,080	$ 454,982	262,368	$ 33,919
Marketable Securities	82,131	43,576		9,004
Cash
Debt Securities, Available-for-sale, Fair Value to Amortized Cost [Abstract]
Cost Basis	405,312	366,358		2,020
Fair Value	405,312	366,358		2,020
Operating bank accounts	405,312	366,358		2,020
Money market funds
Debt Securities, Available-for-sale, Fair Value to Amortized Cost [Abstract]
Cost Basis	13,707	30,935		253,911
Fair Value	13,707	30,935		253,911
Operating bank accounts	13,707	30,935		253,911
Commercial paper
Debt Securities, Available-for-sale, Fair Value to Amortized Cost [Abstract]
Cost Basis	49,189	19,997		6,635
Unrealized Gains	2	1
Unrealized Losses	1	4
Fair Value	49,190	19,994		6,635
Operating bank accounts	48,340	7,038		4,192
Marketable Securities	850	12,956		2,443
Corporate debt
Debt Securities, Available-for-sale, Fair Value to Amortized Cost [Abstract]
Cost Basis	40,813	16,417		1,403
Unrealized Gains	97	12
Unrealized Losses	2	1		1
Fair Value	40,908	16,428		1,402
Operating bank accounts	2,006			250
Marketable Securities	38,902	16,428		1,152
Asset-backed
Debt Securities, Available-for-sale, Fair Value to Amortized Cost [Abstract]
Cost Basis	17,954	12,482		950
Unrealized Gains	50	12
Unrealized Losses	6	2		2
Fair Value	17,998	12,492		948
Marketable Securities	17,998	12,492		948
U.S. agency securities
Debt Securities, Available-for-sale, Fair Value to Amortized Cost [Abstract]
Cost Basis	16,980	749		5,456
Unrealized Gains	4			1
Fair Value	16,984	749		5,457
Operating bank accounts		749		1,995
Marketable Securities	16,984			3,462
U.S. Treasury
Debt Securities, Available-for-sale, Fair Value to Amortized Cost [Abstract]
Cost Basis	6,697	1,000		999
Fair Value	6,697	1,000		999
Marketable Securities	6,697	1,000		$ 999
Non-U.S. securities
Debt Securities, Available-for-sale, Fair Value to Amortized Cost [Abstract]
Cost Basis	700	700
Fair Value	700	700
Marketable Securities	$ 700	$ 700